Exhibit 99.1

World Omni Auto Receivables Trust 2013-B
Monthly Servicer Certificate
April 30, 2016

Dates Covered
Collections Period	04/01/16 - 04/30/16
Interest Accrual Period	04/15/16 - 05/15/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/16	234,388,536.82	18,272
Yield Supplement Overcollateralization Amount at 03/31/16	5,151,728.49	0
Receivables Balance at 03/31/16	239,540,265.31	18,272
Principal Payments	10,982,111.11	360
Defaulted Receivables	526,612.09	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/16	4,757,741.28	0
Pool Balance at 04/30/16	223,273,800.83	17,883

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	28.81%

Prepayment ABS Speed	1.30%

Overcollateralization Target Amount	10,047,321.04
Actual Overcollateralization	10,047,321.04

Weighted Average APR	3.33%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	35.10

Delinquent Receivables:
Past Due 31-60 days	3,832,361.75	230
Past Due 61-90 days	994,505.57	60
Past Due 91 -120 days	87,398.85	13
Past Due 121 + days	0.00	0
Total	4,914,266.17	303

Total 31+ Delinquent as % Ending Pool Balance	2.20%

Recoveries	312,222.20

Aggregate Net Losses/(Gains) - April 2016	214,389.89

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.07%
Prior Period Net Loss Ratio	1.40%
Second Prior Period Net Loss Ratio	1.65%
Third Prior Period Net Loss Ratio	1.16%
Four Month Average	1.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.47%

Flow of Funds	$ Amount

Collections	11,961,934.14
Advances	(130.16)
Investment Earnings on Cash Accounts	3,401.72
Servicing Fee	(199,616.89)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,765,588.81

Distributions of Available Funds
(1) Class A Interest	188,811.54
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	567,251.83
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,047,321.04
(7) Distribution to Certificateholders	939,831.50
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,765,588.81

Servicing Fee	199,616.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 04/15/16	223,841,052.66
Principal Paid	10,614,572.87
Note Balance @ 05/16/16	213,226,479.79

Class A-1
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-2
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-3
Note Balance @ 04/15/16	98,556,052.66
Principal Paid	10,614,572.87
Note Balance @ 05/16/16	87,941,479.79
Note Factor @ 05/16/16	37.4219063%

Class A-4
Note Balance @ 04/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	109,676,000.00
Note Factor @ 05/16/16	100.0000000%

Class B
Note Balance @ 04/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	15,609,000.00
Note Factor @ 05/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	211,184.44
Total Principal Paid	10,614,572.87
Total Paid	10,825,757.31

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	68,167.94
Principal Paid	10,614,572.87
Total Paid to A-3 Holders	10,682,740.81

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2837414
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.2614360
Total Distribution Amount	14.5451774

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2900763
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.1683952
Total A-3 Distribution Amount	45.4584715

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	53.44
Noteholders' Principal Distributable Amount	946.56

Account Balances	$ Amount

Advances
Balance as of 03/31/16	38,616.95
Balance as of 04/30/16	38,486.79
Change	(130.16)

Reserve Account
Balance as of 04/15/16	1,903,544.61
Investment Earnings	468.12
Investment Earnings Paid	(468.12)
Deposit/(Withdrawal)	-
Balance as of 05/16/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61